SCHEDULE OF SEGMENT REPORTING FOR REVENUE (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 55,500,917	$ 57,501,370
Cost of sales	(39,880,947)	(39,604,341)
Gross Profit	15,619,970	17,897,029
Remittance Services [Member]
Segment Reporting Information [Line Items]
Revenue	26,714,151	30,196,550
Cost of sales	(13,268,205)	(14,712,592)
Sales of Airtime [Member]
Segment Reporting Information [Line Items]
Revenue	28,501,152	26,985,504
Cost of sales	(26,370,613)	(24,682,635)
Gross Profit	2,130,539	2,302,869
Other Services [Member]
Segment Reporting Information [Line Items]
Revenue	285,614	319,316
Cost of sales	(242,129)	(209,114)
Gross Profit	43,485	110,202
Remittance Services Expense [Member]
Segment Reporting Information [Line Items]
Gross Profit	$ 13,445,946	$ 15,483,958